SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE OPTIONS (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Notes and other explanatory information [abstract]
Outstanding at beginning of year | shares	21,746	20,815
Outstanding at beginning of year | $ / shares	$ 0.87	$ 0.71
Granted | shares	1,675	4,770
Granted | $ / shares	$ 1.28	$ 1.61
Forfeited/ Expired | shares	(312)	(2,450)
Forfeited/ Expired | $ / shares	$ 1.41	$ 2.35
Exercised | shares	(1,166)	(1,389)
Exercised | $ / shares	$ 0.36	$ 0.23
Outstanding at end of year | shares	21,943	21,746
Outstanding at end of year | $ / shares	$ 0.92	$ 0.87
Exercisable as at end of year | shares	15,566	11,046
Outstanding at end of year | $ / shares	$ 0.72	$ 0.55